Earnings per share - EPS Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
(Loss)/profit attributable to equity holders - Basic	$ (210)	$ 111	$ (40)
Weighted average number of common shares for EPS - Basic (millions)	538.8	493.8	493.8
(Loss)/earnings per share - Basic	$ (0.39)	$ 0.22	$ (0.08)
(Loss)/earnings per share - Diluted	$ (0.39)	$ 0.22	$ (0.08)
Dilutive potential shares	0.0	0.0	0.0